STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]
Balance at Dec. 31, 2011	$ 219,321	$ 574	$ 233,353	$ (18,082)	$ (1,663)	$ 5,139
Balance, shares at Dec. 31, 2011		42,500,600
Issuance of shares upon exercise of stock options	10,656	25	10,631
Issuance of shares upon exercise of stock options, shares		1,870,304
Stock based compensation	5,383		5,383
Tax benefit related to exercise of stock options	372		372
Other comprehensive income, net of tax	3,741				3,741
Net income	31,757					31,757
Balance at Dec. 31, 2012	271,230	599	249,739	(18,082)	2,078	36,896
Balance, shares at Dec. 31, 2012		44,370,904
Repurchase of shares	(7,902)			(7,902)
Repurchase of shares, shares		(536,557)
Issuance of shares upon exercise of stock options	5,522	12	5,510
Issuance of shares upon exercise of stock options, shares		899,242
Stock based compensation	5,374		5,374
Tax benefit related to exercise of stock options	2,186		2,186
Other comprehensive income, net of tax	(345)				(345)
Net income	18,055					18,055
Balance at Dec. 31, 2013	294,120	611	262,809	(25,984)	1,733	54,951
Balance, shares at Dec. 31, 2013	44,733,589	44,733,589
Repurchase of shares	(15,169)			(15,169)
Repurchase of shares, shares		(887,855)
Issuance of shares upon exercise of stock options	22,493	43	22,450
Issuance of shares upon exercise of stock options, shares		3,080,763
Stock based compensation	7,382		7,382
Tax benefit related to exercise of stock options	1,443		1,443
Other comprehensive income, net of tax	(1,522)				(1,522)
Net income	24,950					24,950
Balance at Dec. 31, 2014	333,697	654	294,084	(41,153)	211	79,901
Balance, shares at Dec. 31, 2014	46,926,497	46,926,497
Balance at Mar. 31, 2014
Repurchase of shares, shares				(887,855)
Balance at Dec. 31, 2014				$ (41,153)